                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM
                             PLEASE PRINT OR TYPE.

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1.  Name and address of issuer:   MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE
                                  ACCOUNT II
                                  1295 STATE STREET
                                  SPRINGFIELD, MA 01111-0001

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2.  Name of each series or class of funds for which this notice is filed:

    MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT II (SEGMENT RELATING TO SECURITIES ACT FILE NUMBER 33-31348)

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3.  Investment Company Act File Number:  811-4030

    Securities Act File Number:  33-31348

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4.  Last day of fiscal year for which this notice is filed:  DECEMBER 31, 1995


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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration. [_]

    NOT APPLICABLE
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    NOT APPLICABLE
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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

    NUMBER OF SECURITIES:  0

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    NUMBER OF SECURITIES:  0
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9.  Number and aggregate sale price of securities sold during the fiscal year:

    AGGREGATE SALE PRICE:  $320,813
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    AGGREGATE SALE PRICE:  $320,813
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

    AGGREGATE SALE PRICE:  $0
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

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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                      $ 320,813
                                                                       --------

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                      + 0
                                                                       ---------


    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                      - 424,475
                                                                       ---------

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                      + 0
                                                                       ---------

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):
                                                                       (103,662)
                                                                       ---------

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                      x 1/2900
                                                                       ---------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]        0
                                                                       =========

INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [_]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     NOT APPLICABLE
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                                   SIGNATURE
This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*            /s/ THOMAS F. ENGLISH
                                     -----------------------------------------
                                     THOMAS F. ENGLISH
                                     SECOND VICE PRESIDENT AND ASSOCIATE
                                     GENERAL COUNSEL


Date FEBRUARY 19, 1996
    ------------------------------

 * Please print the name and title of the signing officer below the signature.
================================================================================

[LETTER HEAD OF MASSMUTUAL APPEARS HERE]


                                                    February 19, 1996

Securities and Exchange Commission
Document Control - Room 1004
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Ladies & Gentlemen:

Mass Variable Life Separate Account I ("Separate Account I") is a separate investment account established by Mass Life Insurance Company of New York ("Mass Life of New York"), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual") on May 16, 1984 in accordance with the provisions of Section 227 of the New York Insurance Law. Separate Account I is succeeded by Massachusetts Mutual Variable Life Separate Account II ("Separate Account II"), which was established by MassMutual on October 8, 1988 in accordance with the provisions of Section 132G of Chapter 175 of the Massachusetts General Laws. Under Massachusetts law, both Separate Account II and MassMutual are subject to regulation by the Massachusetts Division of Insurance.

Separate Account II is preparing to file a Rule 24f-2 Notice (the "Notice") with the Commission pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite registration of $320,813 of an aggregate amount of Separate Account II securities (the "Securities") sold in reliance upon the Rule during Separate Account II's fiscal year ended December 31, 1995. As Attorney for MassMutual, I have acted as counsel to Separate Account II. I am familiar with the action taken by the Board of Directors of MassMutual to authorize the issuance of Separate Account II contracts and have examined such documents as I deem necessary for the purpose of this opinion.

I assume that appropriate action has been taken to register or qualify the sale of the Securities under any applicable state or federal laws regulating offerings and sales of securities and that the notice will be timely filed. I also assume that Separate Account II or its authorized

Securities and Exchange Commission
February 19, 1996
Page 2

agent received the authorized payment of the Securities in accordance with the terms described in Separate Account II's Registration Statement on Form S-6 (File No. 33-31348, the successor to File No. 2-91284) under the Securities Act of 1933, and that the Notice for Separate Account II was timely filed.

Based on the foregoing I am of the opinion that the Securities were validly issued, fully paid and non-assessable.

I consent to this opinion accompanying the Notice when filed with the Commission.



Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Attorney